Accounts Payable Related to Concessions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	R$ 1,105,344	R$ 893,855
Nominal Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	2,089,653
Nominal Value [Member] | 2025
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	124,150
Nominal Value [Member] | 2026
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	169,574
Nominal Value [Member] | 2027
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	169,574
Nominal Value [Member] | 2028
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	169,574
Nominal Value [Member] | After 2027
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	1,456,781
Present Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	1,105,344
Present Value [Member] | 2025
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	113,392
Present Value [Member] | 2026
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	132,042
Present Value [Member] | 2027
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	125,761
Present Value [Member] | 2028
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	120,686
Present Value [Member] | After 2027
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	R$ 613,463